Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments
Schedule of movements in the number of share options

The movements in the number of EMI share options during the year were as follows:

	December 31,	December 31,
	2021	2020
	Number	Number
Outstanding, start of period	16,817	—
Granted during the period	3,147	16,817
Forfeited during the period	(294)	—
Outstanding, end of period	19,670	16,817

Schedule of movements in the weighted average exercise price of share options

The movements in the weighted average exercise price of share options during the year were as follows:

	December 31,	December 31,
	2021	2020
	£	£
Outstanding, start of period	143.28	—
Granted during the period	1,178.94	143.28
Forfeited during the period	204.00	—
Outstanding, end of period	308.06	143.28

Schedule of share options outstanding

Details of share options outstanding at the end of the year are as follows:

	31 December	31 December
	2021	2020
Weighted average exercise price (£)	308.06	143.28
Number of share options outstanding	19,670	16,817
Expected weighted average remaining vesting period (years)	1.12	1.13

Schedule of fair value of options granted

	December 31,	December 31,
	2021	2020
Average share price at date of grant (£)	492.42	40.36
Expected volatility (%)	50.00	50.00
Vesting period in years	4	1
Dividends	—	—
Option life in years	4.25	4.00
Risk-free interest rate (%)	0.28	(0.13)